Average Annual Total Returns (Vanguard REIT Index Fund Institutional)	Vanguard REIT Index Fund Vanguard REIT Index Fund - Institutional Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions Vanguard REIT Index Fund Vanguard REIT Index Fund - Institutional Shares 2/1/2014 - 1/31/2015	Return After Taxes on Distributions and Sale of Fund Shares Vanguard REIT Index Fund Vanguard REIT Index Fund - Institutional Shares 2/1/2014 - 1/31/2015	MSCI US REIT Index Vanguard REIT Index Fund Vanguard REIT Index Fund - Institutional Shares 2/1/2014 - 1/31/2015	REIT Spliced Index Vanguard REIT Index Fund Vanguard REIT Index Fund - Institutional Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.28%	28.85%	17.09%	30.38%	30.38%
Five Years	17.03%	15.78%	13.14%	17.05%	17.05%
Ten Years	8.56%	7.27%	6.32%	8.31%	8.48%